Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2018
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss
26.	Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss as of December 31, 2018 are as follows:

	2018
Securities sold:
Stocks	~~W~~	488,873
Bonds		440,382
Others		32,117

		961,372

Gold deposits		458,934

	~~W~~	1,420,306